Property, Plant and Equipment (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 286,260	¥ 587,622	¥ 87,570
Certain production facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset	¥ 265,377
Pre tax discount rate	9.00%
Impairment loss	¥ 212,410
Resins and plastics [member] | Idle or obsolete production technology facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	24,620
Synthetic fibres [member] | Idle or obsolete production technology facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 49,230